13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 12/31/2008
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2008
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 48
From 13F Information Table Value Total (USD):  76,534,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T		COM	001957109	643	22560	SH		SOLE
Abbott Labs		COM	002824100	556	10419	SH		SOLE
Altria Group		COM	718154107	351	23285	SH		SOLE
American Express		COM	025816109	2693	145152	SH		SOLE
Apple Computer		COM	037833100	218	2560	SH		SOLE
Bank Of Amer		COM	060505104	325	23057	SH		SOLE
Berkshire Hathaway		COM	084670991	1835	19	SH		SOLE
Berkshire Hathaway	B	COM	084670207	11959	3721	SH		SOLE
Bp Plc Adr		COM	055622104	366	7820	SH		SOLE
Chevron		COM	166764100	298	4029	SH		SOLE
Chubb		COM	171232101	252	4940	SH		SOLE
Citigroup Inc		COM	172967101	206	30637	SH		SOLE
Coca-Cola		COM	191216100	1841	40667	SH		SOLE
Colgate Palmolive		COM	194162103	2842	41464	SH		SOLE
Comcast A		COM	200300200	329	19481	SH		SOLE
Comcast Corp A		COM	200300200	8194	507399	SH		SOLE
Conocophillips		COM	20825C104	209	4036	SH		SOLE
Constellation Ener	gy	COM	210371100	3516	140145	SH		SOLE
Diageo (Guinness)		COM	25243q205	578	10192	SH		SOLE
Disney		COM	254687106	831	36610	SH		SOLE
Emerson Electric		COM	291011104	1274	34793	SH		SOLE
Exxon Mobil		COM	302290101	1467	18373	SH		SOLE
General Electric		COM	369604103	6374	393487	SH		SOLE
Intel		COM	458140100	2292	156341	SH		SOLE
Johnson & Johnson		COM	478160104	1633	27290	SH		SOLE
Keycorp Inc		COM	493267108	183	21496	SH		SOLE
Kraft Foods A		COM	50075N104	428	15928	SH		SOLE
Mcdonalds		COM	580135101	326	5249	SH		SOLE
Microsoft		COM	594918104	3746	192673	SH		SOLE
Nestle Sa Rep Adr		COM	641069406	511	12864	SH		SOLE
Pepsico Inc.		COM	713448108	1139	20790	SH		SOLE
Philip Morris Inte	rnational	COM		970	22300	SH		SOLE
Potlatch Corp (New	)	COM	737628107	302	11613	SH		SOLE
Procter & Gamble		COM	742718109	2980	48209	SH		SOLE
Royal Dutch Shell	A	COM		256	4832	SH		SOLE
Schering-Plough		COM	806605101	202	11842	SH		SOLE
St Joe		COM	790148100	389	16000	SH		SOLE
Sun Life Financial		COM	866796105	333	14399	SH		SOLE
Time Warner Inc		COM	887315109	5236	520527	SH		SOLE
U.S. Bancorp Del		COM	902973106	2535	101368	SH		SOLE
USCI Inc		COM		0	20000	SH		SOLE
United Parcel Serv	ice	COM	911312106	2134	38679	SH		SOLE
United Technologie	s	COM	913017109	430	8028	SH		SOLE
Ust Inc Com		COM	902911106	638	9200	SH		SOLE
Verizon Comm.		COM	92343V104	338	9969	SH		SOLE
Wells Fargo & Co.		COM	949746101	482	16360	SH		SOLE
Wesco Financial		COM	950817106	960	3335	SH		SOLE
Weyerhaeuser Co		COM	962166104	934	30500	SH		SOLE